UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Health Care Fund

	Shares	Value ($)

Common Stocks 97.3%
Health Care 97.3%
Biotechnology 24.9%
Acorda Therapeutics, Inc.*	23,500	661,525
Alexion Pharmaceuticals, Inc.* (a)	60,800	2,740,864
Allos Therapeutics, Inc.*	90,600	845,298
Amgen, Inc.*	92,800	5,832,480
Amylin Pharmaceuticals, Inc.* (a)	11,100	243,978
Biogen Idec, Inc.*	66,495	3,386,590
BioMarin Pharmaceutical, Inc.* (a)	91,800	2,766,852
Celera Corp.*	81,100	1,135,400
Celgene Corp.*	81,158	5,624,249

Cepheid, Inc.*	43,000	799,800
Gen-Probe, Inc.*	28,300	1,690,925
Genentech, Inc.*	54,900	5,421,375
Genmab A/S* (a)	10,600	683,964
Genzyme Corp.*	81,800	6,404,940
Gilead Sciences, Inc.*	129,800	6,837,864
Human Genome Sciences, Inc.*	130,500	967,005
Illumina, Inc.*	13,000	1,119,690
Incyte Corp.* (a)	126,400	1,293,072
Medarex, Inc.* (a)	57,100	421,398
Onyx Pharmaceuticals, Inc.*	22,600	923,662
OSI Pharmaceuticals, Inc.* (a)	13,300	671,650
Regeneron Pharmaceuticals, Inc.*	62,900	1,366,188
Rigel Pharmaceuticals, Inc.*	28,300	669,578
United Therapeutics Corp.* (a)	24,000	2,547,120
Vertex Pharmaceuticals, Inc.*	17,100	459,306

		55,514,773
Health Care Services 16.1%
Aetna, Inc.	63,000	2,717,820
Allscripts Healthcare Solutions, Inc.* (a)	107,700	1,544,418
Covance, Inc.*	23,100	2,179,254
CVS Caremark Corp.	85,285	3,121,431
Express Scripts, Inc.*	37,100	2,723,511
Fresenius Medical Care AG & Co. KGaA	62,523	3,359,586
Laboratory Corp. of America Holdings*	41,600	3,043,040
McKesson Corp.	54,200	3,131,676
Medco Health Solutions, Inc.*	57,652	2,700,996
Pharmaceutical Product Development, Inc.	38,000	1,550,400
Quality Systems, Inc. (a)	56,600	2,423,612
Quest Diagnostics, Inc.	62,700	3,388,935
UnitedHealth Group, Inc.	55,220	1,681,449
WellPoint, Inc.*	44,400	2,343,876

		35,910,004
Life Sciences Equipment 6.1%
Applied Biosystems, Inc.	33,700	1,229,713
Charles River Laboratories International, Inc.*	27,500	1,804,275
Invitrogen Corp.*	25,600	1,086,976
Mettler-Toledo International, Inc.*	15,700	1,651,640
Thermo Fisher Scientific, Inc.*	129,200	7,824,352

		13,596,956
Medical Supply & Specialty 22.4%
Alcon, Inc.	24,600	4,189,134
Align Technology, Inc.* (a)	38,800	505,952
ArthroCare Corp.* (a)	37,700	966,628
Baxter International, Inc.	119,400	8,090,544
Beckman Coulter, Inc.	17,400	1,284,468
Becton, Dickinson & Co.	68,900	6,020,482
C.R. Bard, Inc.	51,700	4,831,365
Covidien Ltd.	91,800	4,963,626
Hologic, Inc.*	135,200	2,868,944
Insulet Corp.* (a)	78,500	1,125,690
Medtronic, Inc.	107,700	5,880,420
ResMed, Inc.* (a)	25,700	1,202,760
SonoSite, Inc.* (a)	31,200	1,054,560

Stryker Corp.	65,200	4,380,788
Zimmer Holdings, Inc.*	35,600	2,577,084

		49,942,445
Pharmaceuticals 27.8%
Abbott Laboratories	106,200	6,099,066
Allergan, Inc.	65,900	3,681,833
Astellas Pharma, Inc.	52,800	2,378,015
Barr Pharmaceuticals, Inc.*	24,800	1,674,992
Bristol-Myers Squibb Co.	134,600	2,872,364
Cardiome Pharma Corp.* (a)	58,600	515,094
Elan Corp. PLC (ADR)*	47,300	633,347
Eli Lilly & Co.	82,600	3,853,290
Forest Laboratories, Inc.*	26,400	942,216
Johnson & Johnson (a)	79,800	5,620,314
Merck & Co., Inc.	131,300	4,683,471
Merck KGaA	24,314	2,787,914
Mylan, Inc.* (a)	239,400	3,085,866
Novartis AG (Registered)	43,018	2,400,776
Pfizer, Inc.	121,550	2,322,821
Roche Holding AG (Genusschein)	35,643	6,008,415
Sanofi-Aventis	17,528	1,244,380
Schering-Plough Corp.	152,200	2,952,680
Sepracor, Inc.*	71,200	1,310,080
Shire Ltd. (ADR)	42,900	2,277,132
Wyeth	91,900	3,977,432
XenoPort, Inc.*	14,600	712,918

		62,034,416

Total Common Stocks (Cost $161,544,265)		216,998,594
Securities Lending Collateral 10.4%
Daily Assets Fund Institutional, 2.65% (b) (c) (Cost $23,288,554)	23,288,554	23,288,554
Cash Equivalents 3.3%
Cash Management QP Trust, 2.44% (b) (Cost $7,330,360)	7,330,360	7,330,360
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $192,163,179) †	111.0	247,617,508
Other Assets and Liabilities, Net	(11.0)	(24,550,765)

Net Assets	100.0	223,066,743

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $192,872,856. At August 31, 2008, net unrealized appreciation for all securities based on tax cost was $54,744,652. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $62,858,687 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,114,035.

(a)		All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2008 amounted to $22,554,549 which is 10.1% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 228,754,458
Level 2	18,863,050
Level 3	-
Total	$ 247,617,508

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008